Financial Assets and Financial Liabilities (Details) - Schedule of the Fair Value of the Share Options - Ateria [Member]	12 Months Ended
Jun. 30, 2024 £ / shares $ / shares
Financial Assets and Financial Liabilities (Details) - Schedule of the Fair Value of the Share Options [Line Items]
Value date	Jun. 30, 2023
Expiry date	Jul. 31, 2023
Exercise price (in Pounds per share)	£ 2
No. of options	735,000
Share price at grant date (in Pounds per share)	£ 1.85
Expected volatility	100.00%
Dividend yield	0.00%
Risk- free interest rate	4.18%
Fair value at grant date per option (in Dollars per share) | $ / shares	£ 0.1583